Operating Segments - Summery of Disaggregated Revenue by Business Line (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 1,701,388	$ 1,704,835	$ 1,601,138